DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Fair Value - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Fair Value [Line Items]
Extinguishment of debt	$ (2,170,280)
Interest expense	5,189,000
Debt discount	1,934,750	$ 279,435
Derivative Warrant Liability [Member]
DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Fair Value [Line Items]
Extinguishment of debt	1,715,000
Interest expense	5,189,000
Debt discount	2,450,000
Initial fair value of warrants issued	$ 9,354,000